RYDEX VARIABLE TRUST

                         Supplement dated July 31, 2007
                   to the Rydex Variable Trust Prospectus and
                       Statement of Additional Information
                     Dated May 1, 2007, and as Supplemented

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") LISTED ABOVE, AS WELL AS THE SUPPLEMENT DATED MAY 23, 2007,
AND   SHOULD   BE  READ  IN   CONJUNCTION   WITH   THE   PROSPECTUS   AND   SAI.
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THIS  SUPPLEMENT   SUPERCEDES  AND  REPLACES  THE  SECTION  ENTITLED  "II.  FUND
INVESTMENT STRATEGY CHANGES" INCLUDED IN THE SUPPLEMENT DATED MAY 23, 2007.

The non-fundamental policy of each Fund listed below to invest at least 80% of its net assets in a particular investment will not be rescinded effective August 1, 2007. Therefore, each Fund listed below will continue to be subject to the non-fundamental investment policy to invest at least 80% of its net assets in a particular investment as set forth in the Funds' current Prospectus and SAI as listed above.

     DOW 2X STRATEGY FUND (Formerly, Dynamic Dow Fund)
     RUSSELL 2000(R) 2X STRATEGY FUND (Formerly, Dynamic Russell 2000(R) Fund) S&P 500 2X STRATEGY FUND (Formerly, Dynamic S&P 500 Fund)
     EUROPE 1.25X STRATEGY FUND (Formerly, Europe Advantage Fund)
     GOVERNMENT LONG BOND 1.2X STRATEGY FUND (Formerly, Government Long Bond
        Advantage Fund)
     INVERSE DOW 2X STRATEGY FUND (Formerly, Inverse Dynamic Dow Fund)
     INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (Formerly, Inverse Dynamic
        Russell 2000(R) Fund)
     INVERSE S&P 500 2X STRATEGY FUND (Formerly, Inverse Dynamic S&P 500 Fund) INVERSE GOVERNMENT LONG BOND STRATEGY FUND (Formerly, Inverse Government
        Long Bond Fund)
     INVERSE MID-CAP STRATEGY FUND (Formerly, Inverse Mid-Cap Fund)
     INVERSE RUSSELL 2000(R) STRATEGY FUND (Formerly, Inverse Russell 2000(R)
        Fund)
     INVERSE S&P 500 STRATEGY FUND (Formerly, Inverse S&P 500 Fund)
     JAPAN 1.25X STRATEGY FUND (Formerly, Japan Advantage Fund)
     MID-CAP 1.5X STRATEGY FUND (Formerly, Mid-Cap Advantage Fund)
     RUSSELL 2000(R) 1.5X STRATEGY FUND (Formerly, Russell 2000(R) Advantage
        Fund)

As stated in the Supplement dated May 23, 2007, the Commodities Strategy Fund's non-fundamental policy to invest at least 80% of its net assets in commodity-linked instruments as set forth in the Fund's current Prospectus and SAI will be rescinded effective August 1, 2007.

THE DECISION TO RETAIN THE FUNDS' NON-FUNDAMENTAL INVESTMENT POLICIES DOES NOT IN ANY WAY AFFECT THE INVESTMENT OBJECTIVES OF THE FUNDS, WHICH REMAIN UNCHANGED, OR THE MANNER IN WHICH THE FUNDS SEEK TO MEET THEIR RESPECTIVE INVESTMENT OBJECTIVES.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.